Property, Plant and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 595,360	$ 137,472	$ 494,830	$ 86,636
Disposal of property plant and equipment original cost	284,385
Accumulated depreciation	142,340
Total disposal loss	(142,045)			(55,820)
Impairment loss	87,392
Net loss on disposal of fixed assets	54,653
Equipment received and installed	129,510
Cost of Revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	438,313	119,677		85,097
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	142,005	$ 17,795	45,980	$ 1,539
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 15,042		9,621
Previously Reported [Member] | Cost of Revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment			$ 439,229